UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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SEC FILE NUMBER 001-08733
CUSIP NUMBER 655555 10 0

FORM 12b-25

NOTIFICATION OF LATE FILING

(Check One):       ☐  Form 10-K     ☐  Form 20-F     ☐  Form 11-K     ☒  Form 10-Q     ☐  Form N-SAR     ☐  Form N-CSR

For Period Ended:     March 31, 2014.
☐  Transition Report on Form 10-K
☐  Transition Report on Form 20-F
☐  Transition Report on Form 11-K
☐  Transition Report on Form 10-Q
☐  Transition Report on Form N-SAR

For the Transition Period Ended: Not applicable.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I - REGISTRANT INFORMATION

Nord Resources Corporation
Full Name of Registrant

Not applicable
Former Name if Applicable

1 West Wetmore Road, Suite 203
Address of Principal Executive Office (Street and Number)

Tucson, Arizona 85705
City, State and Zip Code

PART II - RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)
☒	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
☐	(b)

The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K, Form N- SAR of Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail the reasons why Form 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof could not be filed within the prescribed time period.

Due to having insufficient funds for payments to, among others, the independent registered public accounting firm that reviews the quarterly consolidated financial statements of Nord Resources Corporation (the "Company"), the Company is currently unable to complete its Quarterly Report on Form 10-Q for the period ended March 31, 2014. The Company is actively pursuing several possible financing alternatives as a means to increase the Company's available cash to fund operational needs. The Company intends to use the net proceeds from any such financing transaction to pay such service providers. While no assurances can be given that the Company will be successful in consummating any financing transactions, the Company expects to file its Quarterly Report on Form 10-Q subject to, and within 45 days following, receipt of any such funds.

PART IV - OTHER INFORMATION

(1)     Name and telephone number of person to contract in regard to this notification.

Wayne Morrison (Name)	(520) (Area Code)	292-0266 (Telephone Number)

(2)   Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).            ☐ Yes            ☒ No

Annual Report on Form 10-K for year ended December 31, 2013

(3)   Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?             ☐ Yes            ☒ No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Nord Resources Corporation
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.
Date: May 20, 2014.	By: /s/ Wayne Morrison Wayne Morrison Chief Executive Officer

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